Exhibit 99.1

World Omni Auto Receivables Trust 2021-C

Monthly Servicer Certificate

March 31, 2025

Dates Covered
Collections Period	03/01/25 - 03/31/25
Interest Accrual Period	03/17/25 - 04/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	04/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/25	171,199,862.66	16,933
Yield Supplement Overcollateralization Amount 02/28/25	1,451,463.95	0
Receivables Balance 02/28/25	172,651,326.61	16,933
Principal Payments	11,650,963.59	722
Defaulted Receivables	156,719.16	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/25	1,283,280.11	0
Pool Balance at 03/31/25	159,560,363.75	16,198

Pool Statistics	$ Amount	# of Accounts
Pool Factor	13.37%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	4,067,533.18	271
Past Due 61-90 days	1,035,346.70	66
Past Due 91-120 days	181,917.51	11
Past Due 121+ days	0.00	0
Total	5,284,797.39	348

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.29%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.76%
Delinquency Trigger Occurred	NO

Recoveries	247,339.63
Aggregate Net Losses/(Gains) - March 2025	(90,620.47)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.63%
Prior Net Losses/(Gains) Ratio	0.52%
Second Prior Net Losses/(Gains) Ratio	-0.40%
Third Prior Net Losses Ratio/(Gains)	1.24%
Four Month Average	0.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,849,148.06
Actual Overcollateralization	5,849,148.06
Weighted Average Contract Rate	4.28%
Weighted Average Contract Rate, Yield Adjusted	5.25%
Weighted Average Remaining Term	23.52

Flow of Funds	$ Amount
Collections	12,480,523.22
Investment Earnings on Cash Accounts	16,245.18
Servicing Fee	(143,876.11)
Transfer to Collection Account	-
Available Funds	12,352,892.29

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	58,032.26
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	5,790,350.85
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,849,148.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	615,295.62

Total Distributions of Available Funds	12,352,892.29

Servicing Fee	143,876.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 03/17/25	165,350,714.60
Principal Paid	11,639,498.91
Note Balance @ 04/15/25	153,711,215.69

Class A-1
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-2
Note Balance @ 03/17/25	0.00
Principal Paid	0.00
Note Balance @ 04/15/25	0.00
Note Factor @ 04/15/25	0.0000000%

Class A-3
Note Balance @ 03/17/25	12,480,714.60
Principal Paid	11,639,498.91
Note Balance @ 04/15/25	841,215.69
Note Factor @ 04/15/25	0.2184919%

Class A-4
Note Balance @ 03/17/25	100,230,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	100,230,000.00
Note Factor @ 04/15/25	100.0000000%

Class B
Note Balance @ 03/17/25	35,090,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	35,090,000.00
Note Factor @ 04/15/25	100.0000000%

Class C
Note Balance @ 03/17/25	17,550,000.00
Principal Paid	0.00
Note Balance @ 04/15/25	17,550,000.00
Note Factor @ 04/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	98,097.76
Total Principal Paid	11,639,498.91
Total Paid	11,737,596.67

Class A-1
Coupon	0.11273%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.22000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.44000%
Interest Paid	4,576.26
Principal Paid	11,639,498.91
Total Paid to A-3 Holders	11,644,075.17

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0840677
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.9748039
Total Distribution Amount	10.0588716

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0118861
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	30.2316795
Total A-3 Distribution Amount	30.2435656

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	497.47
Noteholders' Principal Distributable Amount	502.53

Account Balances	$ Amount
Reserve Account
Balance as of 03/17/25	2,924,574.03
Investment Earnings	10,594.95
Investment Earnings Paid	(10,594.95)
Deposit/(Withdrawal)	-
Balance as of 04/15/25	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$966,217.91	$1,005,794.46	$1,190,184.18
Number of Extensions	70	69	83
Ratio of extensions to Beginning of Period Receivables Balance	0.56%	0.55%	0.61%